Condensed Consolidated Statement of Changes in Stockholders Deficit - USD ($)	Series A Preferred Stock [Member] Preferred Stock [Member]	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Class A Shares To Be Issued [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 5,217,800	$ 17,122,236		$ 22,000	$ 5,833,583		$ (34,769,183)	$ (6,573,564)
Beginning balance, shares at Dec. 31, 2020	2	854,410,001		1,122,311
Warrants issued for services - related parties					556,276			556,276
Warrants issued for services					86,709			86,709
Imputed interest - related party					82,851			82,851
Net loss							(8,045,803)	(8,045,803)
Convertible debt conversion into common stock ($0.0744 - $0.1540/Sh)		$ 4,461,931						4,461,931
Convertible debt conversion into common stock ($0.0744 - $0.1540/Sh), shares		64,671,915
Warrant discount					3,670,000			3,670,000
Common stock issued for services		$ 242,100						242,100
Common stock issued for services, shares		3,000,000
Cancellations of warrants					(42,707)			(42,707)
Exercise of warrants in exchange for stock		$ 558,865			(292,533)			266,332
Exercise of warrants in exchange for stock, shares		5,296,250
Contributed capital - related party
Ending balance, value at Dec. 31, 2021	$ 5,217,800	$ 22,385,132		$ 22,000	9,894,179		(42,814,986)	(5,295,875)
Ending balance, shares at Dec. 31, 2021	2	927,378,166		1,122,311
Warrants issued for services - related parties					103,069			103,069
Warrants issued for services					15,771			15,771
Imputed interest - related party					40,093			40,093
Net loss							(2,084,811)	(2,084,811)
Convertible debt conversion into common stock ($0.0744 - $0.1540/Sh)		$ 2,082,082						2,082,082
Convertible debt conversion into common stock ($0.0744 - $0.1540/Sh), shares		35,936,612
Exercise of warrants in exchange for cash ($0.06/Sh and $0.08/Sh)		$ 739,864						739,864
Exercise of warrants in exchange for cash ($0.06/Sh and $0.08/Sh), shares		11,097,959
Warrant discount					625,003			625,003
Ending balance, value at Jun. 30, 2022	$ 5,217,800	$ 25,207,078		$ 22,000	10,678,115		(44,899,797)	(3,774,804)
Ending balance, shares at Jun. 30, 2022	2	974,412,737		1,122,311
Beginning balance, value at Dec. 31, 2021	$ 5,217,800	$ 22,385,132		$ 22,000	9,894,179		(42,814,986)	(5,295,875)
Beginning balance, shares at Dec. 31, 2021	2	927,378,166		1,122,311
Warrants issued for services - related parties					202,895			202,895
Warrants issued for services					31,803			31,803
Imputed interest - related party					80,849			80,849
Net loss							(3,842,014)	(3,842,014)
Exercise of warrants in exchange for cash ($0.06/Sh and $0.08/Sh)		$ 739,864						739,864
Exercise of warrants in exchange for cash ($0.06/Sh and $0.08/Sh), shares		11,097,959
Warrant discount					625,003			625,003
Convertible debt and accrued interest conversion into common stock ($0.0253/Sh-$0.06430/Sh)		$ 3,935,615						3,935,615
Convertible debt and accrued interest conversion into common stock ($0.0253/Sh-$0.06430/Sh), shares		92,463,883
Ending balance, value at Dec. 31, 2022	$ 5,217,800	$ 27,060,611		$ 22,000	10,834,729		(46,657,000)	(3,521,860)
Ending balance, shares at Dec. 31, 2022	2	1,030,940,008		1,122,311
Beginning balance, value at Mar. 31, 2022	$ 5,217,800	$ 23,921,297		$ 22,000	10,599,108		(43,861,665)	(4,101,460)
Beginning balance, shares at Mar. 31, 2022	2	950,905,044		1,122,311
Warrants issued for services - related parties					49,370			49,370
Warrants issued for services					7,929			7,929
Imputed interest - related party					21,708			21,708
Net loss							(1,038,132)	(1,038,132)
Convertible debt conversion into common stock ($0.0744 - $0.1540/Sh)		$ 1,285,781						1,285,781
Convertible debt conversion into common stock ($0.0744 - $0.1540/Sh), shares		23,507,693
Ending balance, value at Jun. 30, 2022	$ 5,217,800	$ 25,207,078		$ 22,000	10,678,115		(44,899,797)	(3,774,804)
Ending balance, shares at Jun. 30, 2022	2	974,412,737		1,122,311
Beginning balance, value at Dec. 31, 2022	$ 5,217,800	$ 27,060,611		$ 22,000	10,834,729		(46,657,000)	(3,521,860)
Beginning balance, shares at Dec. 31, 2022	2	1,030,940,008		1,122,311
Warrants issued for services - related parties					98,197			98,197
Warrants issued for services					15,771			15,771
Imputed interest - related party					40,093			40,093
Other comprehensive income						13,021		13,021
Net loss							(1,155,873)	(1,155,873)
Shares issued in connection with cashless warrants exercise		$ 100,000			(100,000)
Shares issued in connection with cashless warrants exercise, shares		2,434,211
Ending balance, value at Jun. 30, 2023	$ 5,217,800	$ 27,160,611		$ 22,000	10,888,790	13,021	(47,812,873)	(4,510,651)
Ending balance, shares at Jun. 30, 2023	2	1,033,374,219		1,122,311
Beginning balance, value at Mar. 31, 2023	$ 5,217,800	$ 27,160,611		$ 22,000	10,786,149		(47,223,782)	(4,037,222)
Beginning balance, shares at Mar. 31, 2023	2	1,033,374,219		1,122,311
Warrants issued for services - related parties					80,997			80,997
Warrants issued for services					1,487			1,487
Imputed interest - related party					20,157			20,157
Other comprehensive income						13,021		13,021
Net loss							(589,091)	(589,091)
Ending balance, value at Jun. 30, 2023	$ 5,217,800	$ 27,160,611		$ 22,000	$ 10,888,790	$ 13,021	$ (47,812,873)	$ (4,510,651)
Ending balance, shares at Jun. 30, 2023	2	1,033,374,219		1,122,311